Employee Benefits, Future Benefits Expected to be Paid Under the Pension and Other Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Pension benefits qualified [Member]
Future Benefit Payments:
2012	$ 788
2013	768
2014	749
2015	746
2016	742
2017-2021	3,455
Pension benefits non-qualified [Member]
Future Benefit Payments:
2012	73
2013	70
2014	67
2015	63
2016	63
2017-2021	286
Other benefits [Member]
Future Benefit Payments:
2012	102
2013	105
2014	107
2015	110
2016	111
2017-2021	548
Subsidy Receipts:
2012	14
2013	14
2014	15
2015	10
2016	10
2017-2021	$ 49